CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY / MEMBERS' CAPITAL - USD ($)	Preferred Units	Common Units	Preferred Stock	Common Stock	Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2018						$ (1,681,269)	$ (1,681,268)
Conversion of Preferred Stock to Common Stock	$ 17,500,000	$ 29,117,232			$ (385,800)	(6,923,650)	39,307,782
Conversion of Preferred Stock to Common Stock (in shares)	1,373,821	2,434,551
Net income (loss)						(32,511,300)	(32,511,300)
Balance at Dec. 31, 2019	$ 20,018,205	$ 29,117,233				(41,116,219)	8,019,219
Balance (in shares) at Dec. 31, 2019	1,619,754	3,434,551
Net income (loss)						(15,147,953)	(15,147,953)
Balance at Sep. 30, 2020	$ 20,018,205	$ 29,117,233				(56,264,172)	(7,128,734)
Balance (in shares) at Sep. 30, 2020	1,619,754	3,434,551
Balance at Dec. 31, 2019	$ 20,018,205	$ 29,117,233				(41,116,219)	8,019,219
Balance (in shares) at Dec. 31, 2019	1,619,754	3,434,551
Conversion of Preferred Stock to Common Stock		$ 17,227,455					17,227,455
Conversion of Preferred Stock to Common Stock (in shares)		1,762,913
Net income (loss)						(20,585,925)	(20,585,925)
Balance at Dec. 31, 2020				$ 971	79,170,225	(61,702,144)	17,469,052
Balance (in shares) at Dec. 31, 2020			500	9,707,655
Balance at Jun. 30, 2020	$ 20,018,205	$ 29,117,233				(52,963,809)	(3,828,371)
Balance (in shares) at Jun. 30, 2020	1,619,754	3,434,551
Net income (loss)						(3,300,363)	(3,300,363)
Balance at Sep. 30, 2020	$ 20,018,205	$ 29,117,233				(56,264,172)	(7,128,734)
Balance (in shares) at Sep. 30, 2020	1,619,754	3,434,551
Balance at Dec. 31, 2020				$ 971	79,170,225	(61,702,144)	17,469,052
Balance (in shares) at Dec. 31, 2020			500	9,707,655
Conversion of Preferred Stock to Common Stock				$ 6	(6)
Conversion of Preferred Stock to Common Stock (in shares)			(500)	60,606
Non-employee stock-based compensation				$ 6	187,796		187,802
Non-employee stock-based compensation (in shares)				58,338
Stock-based Compensation Expense					990,876		990,876
Net income (loss)						(800,734)	(800,734)
Balance at Sep. 30, 2021				$ 983	80,348,891	(62,502,878)	17,846,996
Balance (in shares) at Sep. 30, 2021				9,826,599
Balance at Jun. 30, 2021				$ 983	80,295,724	(60,805,980)	19,490,727
Balance (in shares) at Jun. 30, 2021				9,826,599
Stock-based Compensation Expense					53,167		53,167
Net income (loss)						(1,696,898)	(1,696,898)
Balance at Sep. 30, 2021				$ 983	$ 80,348,891	$ (62,502,878)	$ 17,846,996
Balance (in shares) at Sep. 30, 2021				9,826,599